12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)					12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Mineral exploration expenses related to depreciation					$ 10,996	$ 23,796	$ 21,520
Equipment purchased and financed with long-term loan	[1]				$ 0	$ 0	$ 40,490
Share issue costs included in accounts payable and accrued liabilities		$ 0	$ 3,311	$ 0
Share issue costs included in Due to related parties		$ 77,800	$ 32,000	$ 0

[1]	See Note 9